UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8372

The Travelers Series Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

THE TRAVELERS SERIES TRUST

Zero Coupon Bond Fund Portfolio

Series 2005

FORM N-Q

MARCH 31, 2005

Zero Coupon Bond Fund Portfolio Series 2005

Schedule of Investments (unaudited)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE

U.S. TREASURY OBLIGATIONS — 83.2%
$1,375,000	U.S. Treasury Note, Stripped Interest Payment only, to yield 6.301% due 11/15/05	$1,348,270
1,800,000	U.S. Treasury Note, Stripped Interest Payment only, to yield 3.960% due 5/15/07	1,662,142
1,350,000	U.S. Treasury Note, Stripped Principal Payment only, to yield 6.461% due 8/15/05	1,335,386

	TOTAL U.S. TREASURY OBLIGATIONS (Cost - $4,297,760)	4,345,798

REPURCHASE AGREEMENTS — 17.3%
200,000	Interest in $617,607,000 joint tri-party repurchase agreement dated 3/31/05 with The Goldman Sachs Group, Inc., 2.650% due 4/1/05; Proceeds at maturity — $200,015; (Fully collateralized by various U.S Treasury Bills, Notes and Inflation Indexed Notes, 0.000% to 8.750% due 4/28/05 to 5/15/20; Market value — $204,000)	200,000
200,000	Interest in $51,200,000 joint tri-party repurchase agreement dated 3/31/05 with The Goldman Sachs Group, Inc., 2.850% due 4/1/05; Proceeds at maturity — $200,016; (Fully collateralized by various U.S Treasury Bills, Notes and Inflation Indexed Notes, 0.000% to 8.750% due 4/28/05 to 5/15/20; Market value — $204,000)	200,000
104,000	Interest in $546,328,000 joint tri-party repurchase agreement dated 3/31/05 with Merrill Lynch & Co., Inc., 2.850% due 4/1/05; Proceeds at maturity — $104,008; (Fully collateralized by various Fannie Mae and Freddie Mac Notes and Bonds, 1.450% to 5.980% due 7/7/05 to 1/27/25; Market value — $106,080)	104,000
200,000	Interest in $441,237,000 joint tri-party repurchase agreement dated 3/31/05 with Morgan Stanley, 2.850% due 4/1/05; Proceeds at maturity — $200,016; (Fully collateralized by Fannie Mae Discount Notes, zero coupon bonds due 4/13/05 to 2/24/06; Market value — $204,002)	200,000
200,000	Interest in $954,517,000 joint tri-party repurchase agreement dated 3/31/05 with UBS Security LLC, 2.840% due 4/1/05; Proceeds at maturity — $200,016; (Fully collateralized by various U.S Government Agencies and International Bank Reconstruction & Development Notes and Bonds, 0.000% to 8.500% due 4/19/05 to 11/15/30; Market value — $204,000)	200,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $904,000)	904,000

	TOTAL INVESTMENTS — 100.5% (Cost - $5,201,760*)	5,249,798
	Liabilities in Excess of Other Assets — (0.5%)	(24,421)

	TOTAL NET ASSETS — 100.0%	$5,225,377

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

1

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Zero Coupon Bond Fund Portfolio Series 2005 (“Fund”), a separate diversified investment fund of The Travelers Series Trust (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. Shares of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies.

In accordance with its prospectus, the Fund will liquidate in December 2005. Accounting rules require that financial statements for entities in liquidation, or for which liquidation appears imminent, be prepared on a liquidation basis of accounting. As U.S. generally accepted accounting principles (“GAAP”) for investment companies are materially consistent with the liquidation basis of accounting, the financial statements have been prepared in conformity with GAAP for investment companies.

The following are significant accounting policies consistently followed by the Fund and are in conformity with GAAP.

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines of if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped Securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$48,038
Gross unrealized depreciation	—

Net unrealized appreciation	$48,038

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Travelers Series Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date	May 27, 2005

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak Chief Financial Officer

Date	May 27, 2005